Finance Lease Obligations	12 Months Ended
Dec. 31, 2017
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Finance Lease Obligations
24.	FINANCE LEASE OBLIGATIONS

	At December 31 2017	At December 31 2016
Minimum payments under finance leases
Within 1 year	$30	$30
2 to 3 years	60	59
4 to 5 years	59	59
Over 5 years	372	404

	521	552
Effect of discounting	(273)	(300)

Present value of minimum lease payments	248	252
Less: current portion included in accounts payable and accrued liabilities (1)	(6)	(5)

Non-current portion of finance lease obligations	$242	$247

(1)	Amount excludes interest payable on lease payments